Divestitures (Details) (Pictures [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
HBO Central Europe Joint Venture [Member]
Divestitures (Textuals) [Abstract]
Proceeds from sale of investments		¥ 7,660
Gain (Loss) on Sale of Investments		3,957
HBO Latin America venture [Member]
Divestitures (Textuals) [Abstract]
Approximate share in joint venture under equity method		29.00%
Approximate share in joint venture under cost method		8.00%
Cash proceeds from sale of investments		19,424
Put option received as consideration of sale of investment		1,371
Gain on sale of investment		18,035
Cash proceed from purchase of the Retained Interest	5,285
Gain from purchase of the Retained Interest	¥ 3,329
Percentage of the purchase price subject to rescission		40.00%